UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21820

Eaton Vance Credit Opportunities Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Semiannual Report October 31, 2007

EATON VANCE
CREDIT
OPPORTUNITIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Credit Opportunities Fund as of October 31, 2007

INVESTMENT UPDATE

Performance for the Past Six Months

•

Based on share price, Eaton Vance Credit Opportunities Fund (the “Fund”), a closed-end fund traded on the New York Stock Exchange, had a total return of -11.29% for the six months ended October 31, 2007. That return was the result of a decrease in share price to $17.57 on October 31, 2007, from $20.92 on April 30, 2007, and the reinvestment of $1.01 in dividend distributions.(1)

•

Based on net asset value (NAV), the Fund had a total return of -0.81% for the six months ended October 31, 2007. That return was the result of a decrease in NAV to $18.20 on October 31, 2007, from $19.38 on April 30, 2007, and the reinvestment of $1.01 in dividend distributions.(1)

•	Based on the Fund’s most recent dividend and a closing share price of $17.57 on October 31, 2007, the Fund had a market yield of 11.61%.(2)

•	For performance comparison, the S&P/LSTA Leveraged Loan Index, an unmanaged index of U.S. dollar-denominated leveraged loans, had a total return of 0.54% for the same period.(3)

Investment environment

•

The loan market underwent an unprecedented correction in the third quarter of 2007 that resulted from a decline in loan demand, combined with an increase in the supply of new loan issuance. Average loan market prices fell 4%-5% in July and August. The risk aversion that began in the subprime mortgage area spread to the leveraged loan market through increased credit spreads and loan price volatility, which in turn further reduced demand from key market participants, including hedge funds, collateralized loan participation funds and mutual funds. With investor demand falling and loan supply rising to record levels, prices fell to levels not seen since 2002.

•

Interestingly, this market decline was distinguished from previous corrections by the fact that corporate loan default rates remained at historic lows, just 0.5%, according to Standard & Poor’s. Thus, while there were increasing signs of a weakening economy, the market decline was primarily based on technical factors. The silver lining in the correction is that effective loan credit spreads widened from roughly 200 basis points (2.00%) over LIBOR – the London-Interbank Offered Rate, used by banks as a base for loans to large commercial and industrial companies – to around 300 basis points (3.00%) by the Fund’s period-end. That was closer to average historical levels and created a more favorable investment environment.

The Fund’s Investments

•

The Fund’s investment objective is to provide a high level of current income, with a secondary objective of capital appreciation. While price declines on issues in the bank loan and high-yield bond markets have presented a handful of opportunities, the Fund did not significantly alter its allocations among its sectors during the period. We constantly monitor relative value among credit markets, and will shift allocations among bank loans, bonds and other sectors when we view it to be advantageous.

•

The Fund’s investments included senior loans to 356 borrowers spanning 38 industries at October 31, 2007, with an average loan size of just 0.38% of total investments, and no industry constituting more than 9% of total investments. Health care, publishing, leisure goods/activities/movies, cable and satellite television and building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others) were the largest industry weightings.(4)

•

The Fund is very well diversified in terms of industry, market and geography – a strategy management believes should help the Fund weather an economic downturn. The Fund had a 19.0% exposure to European loans, which provided further diversification and the opportunity for yield enhancement. Loans denominated in foreign currencies were hedged to protect against foreign currency risk.(4)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)

Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its participation in a line of credit. Absent an expense waiver by the investment adviser, the returns would be lower.

(2)	The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.
(3)

It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans comprising the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Fund, the Index’s return does not reflect the effect of leverage, such as the issuance of Auction Preferred Shares.

(4)	Holdings and industry weightings are subject to change due to active management.

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PERFORMANCE

•

The Fund’s exposure to builders and developers of housing was less than 1%. Homebuilders have struggled in the recent economic climate; however, management believes that these loans should benefit from the security and collateral that back these exposures. The Fund did not have any direct exposure to subprime or prime mortgage lenders during the six months ended October 31, 2007.(1)

•	The Fund’s net asset value per share reflected the market correction, declining in July and August, before temporarily rebounding somewhat in September and October.

•

At October 31, 2007, the Fund had leverage in the amount of approximately 39.6% of the Fund’s total assets. The Fund employs leverage though the issuance of Auction Preferred Shares (“APS”) and participation in a line of credit.* Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of the Fund’s APS and borrowings rises and falls with changes in short-term interest rates. Such increases/decreases in cost of the Fund’s APS and borrowings may be offset by increased/decreased income from the Fund’s senior loan investments.

(1) Holdings and industry weightings are subject to change due to active management.

Performance(2)

NYSE Symbol

EOE

Average Annual Total Return (by share price, NYSE)
Six Months	-11.29%
One Year	-1.51
Life of Fund (5/31/06)	3.89

Average Annual Total Return (at net asset value)
Six Months	-0.81%
One Year	6.09
Life of Fund (5/31/06)	6 .50

(2)

Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its participation in a line of credit. Absent an expense waiver by the investment adviser, the returns would be lower.

*	In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Top Ten Holdings(3)

By total investments

Red Football Ltd.	1.4%
INEOS Group	1.3
Black Lion Beverages III B.V.	1.3
ProSiebenSat.1 Media AG	1.2
Univision Communications, Inc.	1.1
SSP Financing Ltd.	1.0
Infor Enterprise Solutions Holdings	1.0
Aster Zweite Beteiligungs GMSG	0.9
Virgin Media Investment Holdings, Ltd.	0.9
RadNet Management, Inc.	0.9

(3)

Reflects the Fund’s investments as of October 31, 2007. Top Ten Holdings are shown as a percentage of the Fund’s total investments. Portfolio information may not be representative of current or future investments and may change due to active management.

Top Five Industries(4)

By total investments

Health Care	8.8%
Publishing	6.6
Lesiure Goods/Activities/Movies	6.5
Cable & Satellite Television	5.5
Building & Development	5.0

(4)

Reflects the Fund’s investments as of October 31, 2007. Industries are shown as a percentage of the Fund’s total investments. Fund information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Credit Quality Ratings for

Total Loan Investments(5)

By total loan investments

Baa	0.5%
Ba	16.4
B	38.5
Caa	17.2
Non-Rated(6)	27.4

(5)

Credit Quality ratings are those provided by Moody’s, a nationally recognized bond rating service. As a percentage of the Fund’s total loan investments as of October 31, 2007. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

(6)	Certain loans in which the Fund invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior Floating-Rate Interests — 140.1%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 3.0%
	Avio Holding Spa
EUR	700,000	Term Loan, 8.55%, Maturing June 13, 2015	$1,000,910
	DAE Aviation Holdings, Inc.
	117,085	Term Loan, 7.80%, Maturing July 31, 2009	117,012
	132,557	Term Loan, 8.93%, Maturing July 31, 2014	132,640
	100,358	Term Loan, 8.93%, Maturing July 31, 2014	100,421
	Evergreen International Aviation
	697,510	Term Loan, 8.30%, Maturing October 31, 2011	680,073
	Forgins International Holdings
	951,950	Term Loan, 9.72%, Maturing February 11, 2015	930,531
	Wesco Aircraft Hardware Corp.
	1,000,000	Term Loan, 10.95%, Maturing September 29, 2014	1,007,500
			$3,969,087
	Air Transport — 2.4%
	Airport Development and Investment, Ltd.
GBP	986,070	Term Loan, 10.28%, Maturing April 7, 2011	$1,995,389
	Delta Air Lines, Inc.
	274,313	Term Loan, 8.08%, Maturing April 30, 2014	272,304
	Northwest Airlines, Inc.
	990,000	DIP Loan, 7.03%, Maturing August 21, 2008	954,937
			$3,222,630
	Automotive — 5.6%
	Adesa, Inc.
	997,500	Term Loan, 7.45%, Maturing October 18, 2013	$966,773
	Allison Transmission, Inc.
	700,000	Term Loan, 8.17%, Maturing September 30, 2014	683,958
	AxleTech International Holding, Inc.
	909,091	Term Loan, 11.73%, Maturing April 21, 2013	894,318
	Dana Corp.
	1,000,000	Term Loan, 7.98%, Maturing March 30, 2008	995,714
	Dayco Products, LLC
	1,000,000	Term Loan, 10.98%, Maturing December 31, 2011	965,833
	Ford Motor Co.
	397,000	Term Loan, 8.70%, Maturing December 15, 2013	382,924
	HLI Operating Co., Inc.
EUR	378,182	Term Loan, 6.87%, Maturing May 30, 2014	530,037
EUR	21,818	Term Loan, 7.16%, Maturing May 30, 2014	30,934
	Keystone Automotive Operations, Inc.
	198,500	Term Loan, 8.65%, Maturing January 12, 2012	185,763

	Principal Amount*	Borrower/Tranche Description	Value
	Automotive (continued)
	LKQ Corp.
	225,000	Term Loan, 7.36%, Maturing October 12, 2014	$224,437
	TriMas Corp.
	281,250	Term Loan, 6.79%, Maturing August 2, 2011	276,680
	1,206,563	Term Loan, 7.23%, Maturing August 2, 2013	1,186,956
			$7,324,327
	Beverage and Tobacco — 1.9%
	Culligan International Co.
EUR	1,000,000	Term Loan, 9.33%, Maturing May 31, 2013	$1,287,607
	498,750	Term Loan, 7.28%, Maturing November 24, 2014	467,578
	Liberator Midco Ltd.
GBP	350,878	Term Loan, 14.14%, Maturing October 27, 2016	733,757
			$2,488,942
	Building and Development — 7.9%
	Building Materials Corp. of America
	1,842,897	Term Loan, 7.94%, Maturing February 22, 2014	$1,682,959
	Hovstone Holdings, LLC
	658,477	Term Loan, 7.63%, Maturing February 28, 2009	599,214
	LNR Property Corp.
	1,000,000	Term Loan, 8.11%, Maturing July 3, 2011	977,500
	Metroflag BP, LLC
	1,000,000	Term Loan, 14.09%, Maturing July 1, 2008	990,000
	Panolam Industries Holdings, Inc.
	1,447,414	Term Loan, 7.95%, Maturing September 30, 2012	1,389,517
	Ply Gem Industries, Inc.
	431,622	Term Loan, 7.95%, Maturing August 15, 2011	406,372
	16,127	Term Loan, 7.95%, Maturing August 15, 2011	15,184
	Re/Max International, Inc.
	483,333	Term Loan, Maturing January 23, 2008(2)	478,500
	516,667	Term Loan, Maturing January 23, 2008(2)	511,500
	Realogy Corp.
	589,432	Term Loan, 8.24%, Maturing September 1, 2014	549,350
	159,091	Term Loan, 8.24%, Maturing September 1, 2014	148,273
	Shea Capital I, LLC
	1,000,000	Term Loan, 7.20%, Maturing October 27, 2011	857,500
	TRU 2005 RE Holding Co.
	1,000,000	Term Loan, 8.13%, Maturing December 9, 2008	990,833
	United Subcontractors, Inc.
	1,000,000	Term Loan, 12.36%, Maturing June 27, 2013	830,000
			$10,426,702

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services — 6.3%
	Affinion Group, Inc.
	871,795	Term Loan, 7.98%, Maturing October 17, 2012	$865,620
	Allied Security Holdings, LLC
	293,489	Term Loan, Maturing June 30, 2010(2)	278,814
	963,636	Term Loan, 8.20%, Maturing June 30, 2010	973,597
	Intergroph Corp.
	1,000,000	Term Loan, 11.51%, Maturing November 29, 2014	1,000,000
	Language Line, Inc.
	514,294	Term Loan, 8.42%, Maturing June 11, 2011	502,508
	Mitchell International, Inc.
	1,000,000	Term Loan, 10.50%, Maturing March 28, 2015	920,000
	N.E.W. Holdings I, LLC
	981,955	Term Loan, 7.77%, Maturing May 22, 2014	930,096
	Quantum Corp.
	475,000	Term Loan, 8.70%, Maturing July 12, 2014	471,437
	Quintiles Transnational Corp.
	1,000,000	Term Loan, 9.20%, Maturing March 31, 2014	995,000
	Sitel (Client Logic)
	243,365	Term Loan, 7.30%, Maturing January 29, 2014	231,805
	TDS Investor Corp.
	444,663	Term Loan, 7.45%, Maturing August 23, 2013	436,604
	89,222	Term Loan, 7.45%, Maturing August 23, 2013	87,605
	West Corp.
	569,261	Term Loan, 7.27%, Maturing October 24, 2013	559,180
			$8,252,266
	Cable and Satellite Television — 8.4%
	Atlantic Broadband Finance, LLC
	744,376	Term Loan, 7.45%, Maturing February 10, 2011	$735,382
	Bragg Communications, Inc.
	750,000	Term Loan, 8.06%, Maturing August 31, 2014	751,406
	Casema
EUR	1,000,000	Term Loan, 8.41%, Maturing May 14, 2016	1,444,218
	Cequel Communications, LLC
	1,175,202	Term Loan, 11.36%, Maturing May 5, 2014	1,157,281
	Charter Communications Operating, Inc.
	1,006,209	Term Loan, 6.99%, Maturing April 28, 2013	968,644
	CW Media Holdings, Inc.
	200,000	Term Loan, 8.50%, Maturing February 15, 2015	200,000
	Orion Cable GmbH
EUR	375,000	Term Loan, 7.03%, Maturing October 31, 2014	535,523
EUR	375,000	Term Loan, 7.98%, Maturing October 31, 2015	538,236

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
ProSiebenSat.1 Media AG
EUR	500,000	Term Loan, 6.19%, Maturing March 2, 2015(3)	$680,425
EUR	500,000	Term Loan, 6.40%, Maturing March 2, 2016(3)	682,595
EUR	500,000	Term Loan, 6.93%, Maturing September 2, 2016(3)	669,122
EUR	500,758	Term Loan, 7.78%, Maturing March 2, 2017(3)	678,588
Virgin Media Investment Holdings, Ltd.
GBP	1,000,000	Term Loan, 8.90%, Maturing March 30, 2013	2,028,013
			$11,069,433
Chemicals and Plastics — 8.0%
AZ Chem US, Inc.
	500,000	Term Loan, 11.01%, Maturing February 28, 2014	$456,666
Brenntag Holding GmbH and Co. KG
	2,000,000	Term Loan, 9.39%, Maturing December 23, 2015	1,923,750
First Chemical Holding
EUR	500,000	Term Loan, 6.75%, Maturing December 18, 2014(3)	707,451
EUR	500,000	Term Loan, 7.23%, Maturing December 18, 2015(3)	710,666
Foamex International, Inc.
	750,000	Term Loan, 10.11%, Maturing February 12, 2014	688,750
INEOS Group
EUR	2,000,000	Term Loan, 8.49%, Maturing December 14, 2012	2,854,117
Lucite International Group Holdings
	258,893	Term Loan, 7.45%, Maturing July 7, 2013	254,362
	731,202	Term Loan, 7.45%, Maturing July 7, 2013	718,406
Millenium Inorganic Chemicals
	1,000,000	Term Loan, 10.95%, Maturing October 31, 2014	940,000
Momentive Performance Material
	297,750	Term Loan, 7.81%, Maturing December 4, 2013	292,593
Solutia, Inc.
	945,138	DIP Loan, 8.06%, Maturing March 31, 2008	944,252
			$10,491,013
Clothing / Textiles — 0.8%
Hanesbrands, Inc.
	1,000,000	Term Loan, 8.82%, Maturing March 5, 2014	$1,006,875
			$1,006,875
Conglomerates — 2.2%
Doncasters (Dunde HoldCo 4 Ltd.)
GBP	500,000	Term Loan, 10.60%, Maturing January 13, 2016	$1,004,918
Polymer Group, Inc.
	984,962	Term Loan, 7.29%, Maturing November 22, 2012	977,575

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Conglomerates (continued)
	RGIS Holdings, LLC
GBP	16,625	Term Loan, 7.25%, Maturing April 30, 2014	$16,002
	332,500	Term Loan, 7.25%, Maturing April 30, 2014	320,031
	US Investigations Services, Inc.
	450,000	Term Loan, Maturing February 21, 2015(2)	437,625
	Vertrue, Inc.
	200,000	Term Loan, 8.20%, Maturing August 16, 2014	194,500
			$2,950,651
	Containers and Glass Products — 2.3%
	Bluegrass Container Co.
	242,424	Term Loan, 9.75%, Maturing December 30, 2013	$244,091
	757,576	Term Loan, 9.75%, Maturing December 30, 2013	762,784
	Consolidated Container Co.
	1,000,000	Term Loan, 10.66%, Maturing September 28, 2014	882,500
	Kranson Industries, Inc.
	693,652	Term Loan, 7.45%, Maturing July 31, 2013	683,247
	Tegrant Holding Corp.
	500,000	Term Loan, 10.63%, Maturing March 8, 2015	475,000
			$3,047,622
	Cosmetics / Toiletries — 1.1%
	American Safety Razor Co.
	1,000,000	Term Loan, 11.69%, Maturing July 31, 2014	$1,000,000
	KIK Custom Products, Inc.
	500,000	Term Loan, 10.20%, Maturing November 30, 2014	417,500
			$1,417,500
	Drugs — 1.5%
	Graceway Pharmaceuticals, LLC
	1,000,000	Term Loan, 11.70%, Maturing May 3, 2013	$915,000
	1,000,000	Term Loan, 13.45%, Maturing November 3, 2013	850,000
	Pharmaceutical Holdings Corp.
	195,000	Term Loan, 8.07%, Maturing January 30, 2012	190,125
			$1,955,125
	Ecological Services and Equipment — 1.9%
	Cory Environmental Holdings
GBP	500,000	Term Loan, 10.05%, Maturing September 30, 2014	$1,030,236
	Kemble Water Structure Ltd.
GBP	500,000	Term Loan, 10.05%, Maturing October 13, 2013	1,021,147
	Synagro Technologies, Inc.
	500,000	Term Loan, 10.25%, Maturing October 2, 2014	485,000
			$2,536,383

Principal Amount*	Borrower/Tranche Description	Value
Electronics / Electrical — 5.0%
Aspect Software, Inc.
1,000,000	Term Loan, 12.31%, Maturing July 11, 2013	$960,000
Freescale Semiconductor, Inc.
997,487	Term Loan, 7.33%, Maturing December 1, 2013	959,650
Infor Enterprise Solutions Holdings
268,826	Term Loan, 7.95%, Maturing July 28, 2012	258,073
655,488	Term Loan, 8.95%, Maturing July 28, 2012	639,100
341,994	Term Loan, 8.95%, Maturing July 28, 2012	333,444
366,667	Term Loan, 11.45%, Maturing March 2, 2014	345,583
633,333	Term Loan, 11.45%, Maturing March 2, 2014	596,917
Spectrum Brands, Inc.
500,000	Term Loan, Maturing March 30, 2013(2)	491,250
950,515	Term Loan, 9.37%, Maturing March 30, 2013	939,683
47,103	Term Loan, 9.37%, Maturing March 30, 2013	46,467
Vertafore, Inc.
1,000,000	Term Loan, 11.26%, Maturing January 31, 2012	972,500
		$6,542,667
Equipment Leasing — 0.6%
AWAS Capital, Inc.
816,359	Term Loan, 11.25%, Maturing March 22, 2013	$804,114
		$804,114
Farming / Agriculture — 1.5%
BF Bolthouse HoldCo, LLC
1,000,000	Term Loan, 10.70%, Maturing December 16, 2013	$997,813
Central Garden & Pet Co.
1,000,000	Term Loan, 6.56%, Maturing February 28, 2014	920,000
		$1,917,813
Financial Intermediaries — 1.8%
Citco III, Ltd.
500,000	Term Loan, 7.63%, Maturing June 30, 2014	$486,250
E.A. Viner International Co.
1,002,450	Term Loan, 7.70%, Maturing July 31, 2013	994,932
RiskMetrics Group Holdings, LLC
500,000	Term Loan, 10.70%, Maturing July 11, 2014	492,500
RJO Holdings Corp. (RJ O'Brien)
500,000	Term Loan, 7.76%, Maturing July 31, 2014	460,625
		$2,434,307

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Food Products — 5.5%
Acosta, Inc.
	987,500	Term Loan, 7.01%, Maturing July 28, 2013	$967,750
Black Lion Beverages III B.V.
EUR	2,000,000	Term Loan, 8.97%, Maturing January 24, 2016	2,813,327
Foodvest Ltd.
GBP	499,957	Term Loan, 10.33%, Maturing September 16, 2015	998,341
Pinnacle Foods Finance, LLC
	997,500	Term Loan, 7.95%, Maturing April 2, 2014	966,684
Provimi Group SA
EUR	46,773	Term Loan, 6.51%, Maturing June 28, 2015(3)	63,779
EUR	697,446	Term Loan, 8.60%, Maturing December 28, 2016(3)	951,010
	282,126	Term Loan, 9.37%, Maturing December 28, 2016(3)	265,903
Ruby Acquisitions Ltd.
EUR	214,286	Term Loan, 9.83%, Maturing July 5, 2015	279,016
			$7,305,810
Food Service — 3.2%
QCE Finance, LLC
	1,000,000	Term Loan, 10.10%, Maturing November 5, 2013	$962,000
Selecta
EUR	741,246	Term Loan, 8.37%, Maturing December 28, 2015	991,968
SSP Financing, Ltd.
EUR	145,182	Term Loan, 6.62%, Maturing June 15, 2014	203,899
EUR	660,290	Term Loan, 6.95%, Maturing June 15, 2014	927,333
EUR	145,182	Term Loan, 7.12%, Maturing June 15, 2015	204,949
EUR	660,290	Term Loan, 7.45%, Maturing June 15, 2015	932,109
			$4,222,258
Food / Drug Retailers — 1.7%
General Nutrition Centers, Inc.
	248,750	Term Loan, 7.48%, Maturing September 16, 2013	$237,323
Iceland Foods Group, Ltd.
GBP	500,000	Term Loan, 11.05%, Maturing May 2, 2016	1,038,675
Roundy's Supermarkets, Inc.
	985,037	Term Loan, 8.46%, Maturing November 3, 2011	981,754
			$2,257,752
Forest Products — 0.6%
NewPage Corp.
	776,766	Term Loan, 7.47%, Maturing May 2, 2011	$770,940
			$770,940

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare — 12.8%
	Biomet, Inc.
	625,000	Term Loan, 8.20%, Maturing December 26, 2014	$622,834
	Capio AB
EUR	248,184	Term Loan, 8.60%, Maturing October 24, 2016	353,394
EUR	751,816	Term Loan, 8.60%, Maturing October 24, 2016	1,070,525
	Carestream Health, Inc.
	1,000,000	Term Loan, 10.30%, Maturing October 30, 2013	978,333
	CB Diagnostics AB
EUR	518,519	Term Loan, 8.25%, Maturing September 9, 2015	722,504
EUR	481,481	Term Loan, 8.25%, Maturing September 9, 2016	670,897
	Concentra, Inc.
	1,000,000	Term Loan, 10.70%, Maturing June 25, 2015	941,250
	Dako EQT Project Delphi
	750,000	Term Loan, 8.98%, Maturing December 12, 2016	697,500
	Emdeon Business Services, LLC
	389,053	Term Loan, 7.45%, Maturing November 16, 2013	383,217
	1,000,000	Term Loan, 10.20%, Maturing May 16, 2014	992,500
	Fenwal, Inc.
	750,000	Term Loan, 10.79%, Maturing August 28, 2014	716,250
	FHC Health Systems, Inc.
	888,889	Term Loan, 12.11%, Maturing June 27, 2008	902,222
	HCA, Inc.
	1,563,188	Term Loan, 7.45%, Maturing November 18, 2013	1,529,854
	HealthSouth Corp.
	427,108	Term Loan, 7.63%, Maturing March 10, 2013	419,002
	IM US Holdings, LLC
	500,000	Term Loan, 9.45%, Maturing June 26, 2015	499,062
	Leiner Health Products, Inc.
	1,000,000	Term Loan, Maturing May 27, 2011(2)	945,000
	997,423	Term Loan, 9.65%, Maturing May 27, 2011	949,222
	Physiotherapy Associates, Inc.
	500,000	Term Loan, 13.00%, Maturing June 27, 2014	497,500
	RadNet Management, Inc.
	2,000,000	Term Loan, 13.22%, Maturing November 15, 2013	2,010,000
	Viant Holdings, Inc.
	500,000	Term Loan, Maturing June 25, 2014(2)	470,000
	498,750	Term Loan, 7.45%, Maturing June 25, 2014	466,328
			$16,837,394
	Home Furnishings — 3.4%
	Hunter Fan Co.
	500,000	Term Loan, 12.28%, Maturing April 16, 2014	$415,000
	Jarden Corp.
	997,500	Term Loan, 7.70%, Maturing January 24, 2012	989,499

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Home Furnishings (continued)
National Bedding Co., LLC
1,500,000	Term Loan, 9.75%, Maturing August 31, 2012	$1,391,250
Oreck Corp.
992,347	Term Loan, 9.25%, Maturing February 2, 2012	749,222
Simmons Co.
1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	935,000
		$4,479,971
Industrial Equipment — 4.2%
Aearo Technologies, Inc.
1,000,000	Term Loan, 10.70%, Maturing September 24, 2013	$965,000
CEVA Group PLC U.S.
892,500	Term Loan, 8.13%, Maturing January 4, 2014	879,113
105,263	Term Loan, 8.20%, Maturing January 4, 2014	103,684
EPD Holdings (Goodyear Engineering Production)
1,000,000	Term Loan, 10.71%, Maturing July 13, 2015	968,333
Generac Acquisition Corp.
1,000,000	Term Loan, 11.23%, Maturing April 7, 2014	727,917
John Maneely Co.
920,516	Term Loan, 8.52%, Maturing December 8, 2013	860,682
TFS Acquisition Corp.
990,000	Term Loan, 8.70%, Maturing August 11, 2013	975,150
		$5,479,879
Insurance — 1.7%
Alliant Holdings I, Inc.
225,000	Term Loan, Maturing August 21, 2014(2)	$222,750
AmWINS Group, Inc.
500,000	Term Loan, 11.07%, Maturing June 8, 2014	457,500
CCC Information Services Group, Inc.
864,074	Term Loan, 7.71%, Maturing February 10, 2013	856,513
U.S.I. Holdings Corp.
500,000	Term Loan, Maturing May 4, 2014(2)	490,000
199,500	Term Loan, 7.95%, Maturing May 4, 2014	199,008
		$2,225,771
Leisure Goods / Activities / Movies — 9.4%
AMF Bowling Worldwide, Inc.
1,000,000	Term Loan, 11.81%, Maturing December 8, 2013	$970,000
Bombardier Recreational Product
911,392	Term Loan, 7.70%, Maturing June 28, 2013	887,468
Butterfly Wendel US, Inc.
250,000	Term Loan, 8.14%, Maturing June 22, 2013	234,792
250,000	Term Loan, 7.89%, Maturing June 22, 2014	233,542

	Principal Amount*	Borrower/Tranche Description	Value
	Leisure Goods / Activities / Movies (continued)
	Carmike Cinemas, Inc.
	1,969,774	Term Loan, 9.00%, Maturing May 19, 2012	$1,966,490
	Deluxe Entertainment Services
	500,000	Term Loan, 11.20%, Maturing November 11, 2013	486,250
	HEI Acquisition, LLC
	1,050,000	Term Loan, Maturing April 13, 2014(2)	958,125
	1,000,000	Term Loan, 9.02%, Maturing April 13, 2014	1,050,875
	Red Football Ltd.
GBP	1,500,000	Term Loan, 11.40%, Maturing August 16, 2016	3,116,025
	Revolution Studios Distribution Co., LLC
	457,915	Term Loan, 8.51%, Maturing December 21, 2014	455,626
	1,000,000	Term Loan, 11.76%, Maturing June 21, 2015	985,000
	Southwest Sports Group, LLC
	1,000,000	Term Loan, 7.75%, Maturing December 22, 2010	982,500
			$12,326,693
	Lodging and Casinos — 3.6%
	Bally Technologies, Inc.
	1,870,572	Term Loan, 8.64%, Maturing September 5, 2009	$1,865,116
	Gala Electric Casinos, Ltd.
GBP	951,888	Term Loan, 9.30%, Maturing December 12, 2014	1,918,907
	Herbst Gaming, Inc.
	997,487	Term Loan, 8.16%, Maturing December 2, 2011	992,968
			$4,776,991
	Nonferrous Metals / Minerals — 2.6%
	Euramax International, Inc.
	1,000,000	Term Loan, 13.24%, Maturing June 28, 2013	$878,333
	Magnum Coal Co.
	90,909	Term Loan, 8.01%, Maturing March 15, 2013	82,955
	895,455	Term Loan, 8.42%, Maturing March 15, 2013	817,102
	Murray Energy Corp.
	1,043,687	Term Loan, 18.01%, Maturing August 9, 2011	1,069,779
	Thompson Creek Metals Co.
	595,101	Term Loan, 9.56%, Maturing October 26, 2012	596,588
			$3,444,757
	Oil and Gas — 2.6%
	Concho Resources, Inc.
	562,000	Term Loan, 9.76%, Maturing March 27, 2012	$560,595
	Dresser, Inc.
	1,000,000	Term Loan, 11.13%, Maturing May 4, 2015	976,875
	Primary Natural Resources, Inc.
	1,970,000	Term Loan, 7.50%, Maturing July 28, 2010(4)	1,945,375
			$3,482,845

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Publishing — 10.5%
American Media Operations, Inc.
	1,500,000	Term Loan, 8.80%, Maturing January 31, 2013	$1,483,125
Aster Zweite Beteiligungs GMSG
EUR	1,500,000	Term Loan, 8.55%, Maturing September 27, 2015	2,078,800
Hanley-Wood, LLC
	1,000,000	Term Loan, Maturing March 8, 2014(2)	831,250
Laureate Education, Inc.
	51,114	Term Loan, 0.00%, Maturing August 17, 2014(3)	50,296
	345,017	Term Loan, 8.73%, Maturing August 17, 2014	339,497
Mediannuaire Holding
EUR	500,000	Term Loan, 9.00%, Maturing April 10, 2016	707,778
Merrill Communications, LLC
	1,000,000	Term Loan, 11.25%, Maturing November 15, 2013	985,000
Nielsen Finance, LLC
	990,001	Term Loan, 7.36%, Maturing August 9, 2013	965,389
Philadelphia Newspapers, LLC
	951,327	Term Loan, 8.75%, Maturing June 29, 2013	875,221
Reader's Digest Association
	746,255	Term Loan, 7.54%, Maturing March 2, 2014	709,688
Riverdeep Interactive Learning USA, Inc.
	992,483	Term Loan, 7.95%, Maturing December 20, 2013	988,347
Springer Science+Business Media
EUR	520,887	Term Loan, 6.79%, Maturing May 5, 2011	743,703
EUR	225,242	Term Loan, 7.16%, Maturing May 5, 2012	323,085
EUR	225,242	Term Loan, 7.16%, Maturing May 5, 2012	323,085
Star Tribune Co. (The)
	248,750	Term Loan, 7.45%, Maturing March 5, 2014	207,499
	750,000	Term Loan, 11.20%, Maturing March 5, 2014	435,938
TL Acquisitions, Inc.
	450,000	Term Loan, 7.95%, Maturing July 5, 2014	436,250
Tribune Co.
	420,000	Term Loan, 7.74%, Maturing May 17, 2009	415,767
	1,047,375	Term Loan, 8.24%, Maturing May 17, 2014	975,106
			$13,874,824
Radio and Television — 4.2%
CMP Susquehanna Corp.
	1,000,000	Term Loan, 0.00%, Maturing May 5, 2011(3)	$975,000
Live Nation Worldwide, Inc.
	828,479	Term Loan, 7.95%, Maturing December 21, 2013	816,052
NEP II, Inc.
	149,250	Term Loan, 7.45%, Maturing February 16, 2014	142,813
Tyrol Acquisition 2 SAS
EUR	750,000	Term Loan, 7.62%, Maturing July 19, 2016	1,045,277

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Univision Communications, Inc.
	1,000,000	Term Loan, 7.25%, Maturing March 29, 2009	$993,750
	55,369	Term Loan, 0.00%, Maturing September 29, 2014(3)	52,566
	1,594,631	Term Loan, 7.20%, Maturing September 29, 2014	1,513,903
			$5,539,361
	Retailers (Except Food and Drug) — 1.8%
	Educate, Inc.
	500,000	Term Loan, 10.45%, Maturing June 14, 2014	$493,750
	Orbitz Worldwide, Inc.
	270,000	Term Loan, 8.20%, Maturing July 25, 2014	266,456
	Oriental Trading Co., Inc.
	750,000	Term Loan, 10.76%, Maturing January 31, 2013	725,625
	Savers, Inc.
	452,284	Term Loan, 7.99%, Maturing August 11, 2012	440,977
	491,028	Term Loan, 7.99%, Maturing August 11, 2012	478,752
			$2,405,560
	Steel — 0.4%
	Niagara Corp.
	498,750	Term Loan, 9.82%, Maturing June 29, 2014	$478,800
			$478,800
	Surface Transport — 2.8%
	Gainey Corp.
	936,912	Term Loan, 10.44%, Maturing April 20, 2012	$829,167
	Ozburn-Hessey Holding Co., LLC
	981,374	Term Loan, 8.53%, Maturing August 9, 2012	942,119
	Swift Transportation Co., Inc.
	500,000	Term Loan, 8.12%, Maturing May 10, 2012	428,750
	1,640,698	Term Loan, 8.38%, Maturing May 10, 2014	1,449,967
			$3,650,003
	Telecommunications — 2.9%
	Asurion Corp.
	750,000	Term Loan, 11.72%, Maturing January 13, 2013	$730,547
	BCM Luxembourg, Ltd.
EUR	1,000,000	Term Loan, 9.00%, Maturing March 31, 2016	1,434,769
	Intelsat Bermuda, Ltd.
	250,000	Term Loan, 7.86%, Maturing February 1, 2014	247,813
	IPC Systems, Inc.
	1,000,000	Term Loan, 10.45%, Maturing May 31, 2015	894,375

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Telecommunications (continued)
	Trilogy International Partners
	500,000	Term Loan, 8.70%, Maturing June 29, 2012	$495,000
			$3,802,504
	Utilities — 4.0%
	AEI Finance Holding, LLC
	116,022	Revolving Loan, 7.70%, Maturing March 30, 2012	$113,702
	874,519	Term Loan, 8.20%, Maturing March 30, 2014	857,029
	Astoria Generating Co.
	1,000,000	Term Loan, 8.96%, Maturing August 23, 2013	992,883
	BRSP, LLC
	961,374	Term Loan, 8.38%, Maturing July 13, 2009	949,357
	Electricinvest Holding Co.
EUR	297,885	Term Loan, 8.18%, Maturing October 24, 2012	415,881
GBP	300,000	Term Loan, 10.07%, Maturing October 24, 2012	605,093
	LS Power Acquisition Co.
	500,000	Term Loan, 8.94%, Maturing November 1, 2014	488,750
	NRG Energy, Inc.
	400,000	Term Loan, 0.00%, Maturing June 1, 2014(3)	392,214
	TXU Texas Competitive Electric Holdings Co., LLC
	200,000	Term Loan, Maturing October 10, 2014(2)	200,062
	200,000	Term Loan, Maturing October 10, 2014(2)	200,000
			$5,214,971
	Total Senior Floating-Rate Interests (identified cost $185,959,590)		$184,434,541
	Corporate Bonds & Notes — 27.3%
	Principal Amount (000's omitted)	Security	Value
	Aerospace and Defense — 0.1%
	Alion Science and Technologies, Corp.
	$60	10.25%, 2/1/15	$56,400
	Bombardier, Inc.
	65	8.00%, 11/15/14(5)	67,926
			$124,326

Principal Amount (000's omitted)	Security	Value
Automotive — 1.7%
Altra Industrial Motion, Inc.
$1,050	9.00%, 12/1/11	$1,060,500
American Axle & Manufacturing, Inc.
60	7.875%, 3/1/17	58,800
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
80	9.135%, 12/1/09	81,400
Tenneco Automotive, Inc., Series B
1,000	10.25%, 7/15/13	1,083,750
		$2,284,450
Broadcast-Radio and Television — 0.0%
Warner Music Group, Sr. Sub. Notes
$40	7.375%, 4/15/14	$35,700
		$35,700
Brokers / Dealers / Investment Houses — 0.2%
Nuveen Investments, Inc.
$20	5.00%, 9/15/10	$17,571
Nuveen Investments, Inc., Sr. Notes
135	10.50%, 11/15/15(5)	136,856
Residential Capital LLC, Sub. Notes, Variable Rate
125	8.044%, 4/17/09(5)	77,656
		$232,083
Building and Development — 0.5%
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$155	8.36%, 6/15/12	$156,162
Interline Brands, Inc., Sr. Sub. Notes
50	8.125%, 6/15/14	50,125
Nortek, Inc., Sr. Sub. Notes
160	8.50%, 9/1/14	142,400
NTK Holdings, Inc., Sr. Disc. Notes (0% until 2009)
155	10.75%, 3/1/14	102,300
Panolam Industries International, Sr. Sub. Notes
175	10.75%, 10/1/13(5)	167,125
Realogy Corp., Sr. Notes
25	10.50%, 4/15/14(5)	20,844
		$638,956

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services — 1.8%
Aramark Corp., Sr. Notes
$34	8.50%, 2/1/15	$34,595
Ceridian Corp., Sr. Notes
225	11.25%, 11/15/15(5)	223,312
Education Management, LLC
1,190	10.25%, 6/1/16	1,255,450
KAR Holdings, Inc., Sr. Notes
55	9.356%, 5/1/14(5)	52,525
MediMedia USA, Inc., Sr. Sub Notes
100	11.375%, 11/15/14(5)	105,000
Neff Corp., Sr. Notes
30	10.00%, 6/1/15	21,750
SunGard Data Systems, Inc.
20	9.125%, 8/15/13	20,500
Travelport, LLC
220	9.875%, 9/1/14	227,700
45	11.875%, 9/1/16	48,825
West Corp.
340	9.50%, 10/15/14	351,050
		$2,340,707
Cable and Satellite Television — 0.9%
CCH I Holdings, LLC
$50	11.75%, 5/15/14	$43,875
CCH I, LLC/CCH I Capital Co.
155	11.00%, 10/1/15	151,125
CCH II, LLC/CCH II Capital Co.
115	10.25%, 9/15/10	117,587
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
700	8.75%, 11/15/13	703,500
CSC Holdings, Inc., Sr. Notes
50	6.75%, 4/15/12	48,625
Mediacom Broadband Group Corp., LLC, Sr. Notes
60	8.50%, 10/15/15	59,400
Quebecor Media, Inc., Sr. Notes
55	7.75%, 3/15/16(5)	53,350
		$1,177,462
Chemicals and Plastics — 0.3%
Equistar Chemical, Sr. Notes
$13	10.625%, 5/1/11	$13,650
INEOS Group Holdings PLC
175	8.50%, 2/15/16(5)	167,125

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics (continued)
Reichhold Industries, Inc., Sr. Notes
$225	9.00%, 8/15/14(5)	$229,500
		$410,275
Clothing / Textiles — 1.0%
Levi Strauss & Co., Sr. Notes
$70	9.75%, 1/15/15	$73,412
170	8.875%, 4/1/16	175,100
Oxford Industries, Inc., Sr. Notes
1,000	8.875%, 6/1/11	1,005,000
Perry Ellis International, Inc., Sr. Sub. Notes
85	8.875%, 9/15/13	85,425
		$1,338,937
Conglomerates — 0.2%
ESCO Corp., Sr. Notes
$65	8.625%, 12/15/13(5)	$66,462
ESCO Corp., Sr. Notes, Variable Rate
65	9.569%, 12/15/13(5)	65,325
RBS Global & Rexnord Corp.
75	9.50%, 8/1/14	77,812
70	11.75%, 8/1/16	74,550
		$284,149
Containers and Glass Products — 1.0%
Intertape Polymer US, Inc., Sr. Sub. Notes
$20	8.50%, 8/1/14	$18,700
Pliant Corp. (PIK)
1,234	11.85%, 6/15/09	1,258,934
		$1,277,634
Cosmetics / Toiletries — 0.3%
Amscan Holdings, Inc., Sr. Sub. Notes
$225	8.75%, 5/1/14	$213,750
Revlon Consumer Products Corp., Sr. Sub. Notes
135	8.625%, 2/1/08	131,962
		$345,712
Ecological Services and Equipment — 0.0%
Waste Services, Inc., Sr. Sub. Notes
$25	9.50%, 4/15/14	$25,125
		$25,125

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — 0.4%
Advanced Micro Devices, Inc., Sr. Notes
$275	7.75%, 11/1/12	$255,062
Amkor Technologies, Inc., Sr. Notes
90	7.75%, 5/15/13	87,412
Avago Technologies Finance
65	10.125%, 12/1/13	70,525
45	11.875%, 12/1/15	50,625
NXP B.V./NXP Funding, LLC
7	7.875%, 10/15/14	6,869
		$470,493
Financial Intermediaries — 1.2%
E*Trade Financial Corp.
155	7.875%, 12/1/15	148,025
Ford Motor Credit Co., Sr. Notes
30	5.80%, 1/12/09	28,951
10	9.875%, 8/10/11	9,993
General Motors Acceptance Corp.
1,000	6.125%, 1/22/08	997,343
60	6.375%, 5/1/08	59,700
112	7.75%, 1/19/10	108,465
210	7.25%, 3/2/11	198,716
General Motors Acceptance Corp., Variable Rate
75	6.808%, 5/15/09	70,591
		$1,621,784
Food Products — 0.1%
Dole Foods Co.
$125	7.25%, 6/15/10	$119,375
Dole Foods Co., Sr. Notes
30	8.625%, 5/1/09	30,300
		$149,675
Food Service — 0.7%
El Pollo Loco, Inc.
$55	11.75%, 11/15/13	$55,550
NPC International, Inc.
935	9.50%, 5/1/14	878,900
		$934,450

Principal Amount (000's omitted)	Security	Value
Food / Drug Retailers — 0.7%
General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$155	10.009%, 3/15/14	$149,962
General Nutrition Center, Sr. Sub. Notes
155	10.75%, 3/15/15	151,512
Rite Aid Corp.
200	6.125%, 12/15/08(5)	198,500
65	9.375%, 12/15/15(5)	60,287
340	9.50%, 6/15/17(5)	316,200
Rite Aid Corp., Sr. Notes
55	8.625%, 3/1/15	49,087
		$925,548
Forest Products — 0.3%
Abitibi-Consolidated, Inc.
$115	7.875%, 8/1/09	$110,975
Jefferson Smurfit Corp.
30	7.50%, 6/1/13	29,400
NewPage Corp.
90	10.00%, 5/1/12	95,625
45	12.00%, 5/1/13	48,825
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
105	8.00%, 3/15/17	104,869
		$389,694
Healthcare — 2.0%
Advanced Medical Optics, Inc., Sr. Sub. Notes
$35	7.50%, 5/1/17	$33,162
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
15	10.00%, 2/15/15	16,012
Bausch & Lomb, Inc., Sr. Notes
130	9.875%, 11/1/15(5)	134,225
HCA, Inc.
445	8.75%, 9/1/10	455,012
70	7.875%, 2/1/11	69,475
90	9.125%, 11/15/14	93,375
180	9.25%, 11/15/16	189,900
MultiPlan, Inc., Sr. Sub. Notes
1,035	10.375%, 4/15/16(5)	1,063,462
National Mentor Holdings, Inc.
145	11.25%, 7/1/14	154,425

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Healthcare (continued)
Universal Hospital Service, Inc.
$25	8.50%, 6/1/15(5)	$25,562
Universal Hospital Services, Inc., Variable Rate
25	8.759%, 6/1/15(5)	25,188
US Oncology, Inc.
30	9.00%, 8/15/12	30,225
335	10.75%, 8/15/14	350,075
Varietal Distribution Merger, Inc., Sr. Sub. Notes
30	10.25%, 7/15/15(5)	29,550
		$2,669,648
Insurance — 0.1%
Alliant Holdings I, Inc.
$70	11.00%, 5/1/15(5)	$67,550
		$67,550
Leisure Goods / Activities / Movies — 1.5%
AMC Entertainment, Inc.
$95	11.00%, 2/1/16	$103,313
Marquee Holdings, Inc., Sr. Disc. Notes
2,085	9.505%, 8/15/14	1,777,463
Universal City Florida Holdings, Sr. Notes, Variable Rate
100	10.106%, 5/1/10	102,750
		$1,983,526
Lodging and Casinos — 2.6%
Buffalo Thunder Development Authority
$165	9.375%, 12/15/14(5)	$155,100
CCM Merger, Inc.
45	8.00%, 8/1/13(5)	43,425
Fontainebleau Las Vegas Casinos
310	10.25%, 6/15/15(5)	291,400
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
75	11.00%, 11/1/12(5)	75,750
Inn of the Mountain Gods, Sr. Notes
45	12.00%, 11/15/10	47,700
Majestic Star Casino, LLC
35	9.50%, 10/15/10	34,650
MGM Mirage, Inc.
105	7.50%, 6/1/16	104,869
Pinnacle Entertainment Inc., Sr. Sub. Notes
95	7.50%, 6/15/15(5)	92,150

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Pokagon Gaming Authority, Sr. Notes
$60	10.375%, 6/15/14(5)	$66,600
Seminole Hard Rock Entertainment, Variable Rate
80	8.194%, 3/15/14(5)	78,600
Station Casinos, Inc.
30	7.75%, 8/15/16	29,513
Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	46,625
Trump Entertainment Resorts, Inc.
2,190	8.50%, 6/1/15	1,866,975
Tunica-Biloxi Gaming Authority, Sr. Notes
160	9.00%, 11/15/15(5)	167,200
Turning Stone Resort Casinos, Sr. Notes
40	9.125%, 9/15/14(5)	41,600
Venetian Casino Resort/Las Vegas Sands Inc.
15	6.375%, 2/15/15	14,644
Waterford Gaming, LLC, Sr. Notes
230	8.625%, 9/15/14(5)	231,150
		$3,387,951
Nonferrous Metals / Minerals — 0.4%
Aleris International, Inc., Sr. Notes
$30	9.00%, 12/15/14	$27,225
Aleris International, Inc., Sr. Sub. Notes
210	10.00%, 12/15/16	185,850
FMG Finance PTY, Ltd.
225	10.625%, 9/1/16(5)	267,750
FMG Finance PTY, Ltd., Variable Rate
90	9.621%, 9/1/11(5)	93,825
		$574,650
Oil and Gas — 3.6%
Allis-Chalmers Energy, Inc.
$40	8.50%, 3/1/17	$39,300
Allis-Chalmers Energy, Inc., Sr. Notes
1,045	9.00%, 1/15/14	1,063,288
Cimarex Energy Co., Sr. Notes
55	7.125%, 5/1/17	55,206
Clayton Williams Energy, Inc.
30	7.75%, 8/1/13	28,275
Compton Pet Finance Corp.
90	7.625%, 12/1/13	86,625
Denbury Resources, Inc., Sr. Sub. Notes
25	7.50%, 12/15/15	25,500

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
Ocean Rig Norway AS, Sr. Notes
$70	8.375%, 7/1/13(5)	$71,925
OPTI Canada, Inc.
65	7.875%, 12/15/14(5)	64,838
75	8.25%, 12/15/14(5)	75,563
Petrohawk Energy Corp., Sr. Notes
1,320	9.125%, 7/15/13	1,407,450
Plains Exploration & Production Co.
115	7.00%, 3/15/17	109,825
Quicksilver Resources, Inc.
115	7.125%, 4/1/16	113,850
SemGroup L.P., Sr. Notes
145	8.75%, 11/15/15(5)	139,925
SESI, LLC
30	6.875%, 6/1/14	29,250
Stewart & Stevenson, LLC, Sr. Notes
170	10.00%, 7/15/14	175,525
United Refining Co., Sr. Notes
1,185	10.50%, 8/15/12	1,230,919
		$4,717,264
Publishing — 0.6%
Dex Media West/ Finance, Series B
$55	9.875%, 8/15/13	$58,919
Harland Clarke Holdings
45	9.50%, 5/15/15	41,175
Idearc, Inc., Sr. Notes
115	8.00%, 11/15/16	115,863
Nielsen Finance, LLC
110	10.00%, 8/1/14	116,325
R.H. Donnelley Corp.
195	8.875%, 10/15/17(5)	195,975
Reader's Digest Association, Inc., (The), Sr. Sub. Notes
270	9.00%, 2/15/17(5)	241,988
		$770,245
Rail Industries — 0.1%
American Railcar Industry, Sr. Notes
$80	7.50%, 3/1/14	$79,400
Kansas City Southern Railway Co.
35	9.50%, 10/1/08	35,963
		$115,363

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) — 2.0%
Bon-Ton Department Stores, Inc.
$75	10.25%, 3/15/14	$66,000
GameStop Corp.
160	8.00%, 10/1/12	167,800
Michaels Stores, Inc., Sr. Notes
132	10.00%, 11/1/14	133,650
Michaels Stores, Inc., Sr. Sub. Notes
140	11.375%, 11/1/16	140,350
Neiman Marcus Group, Inc.
635	9.00%, 10/15/15	673,100
940	10.375%, 10/15/15	1,026,950
Sally Holdings, LLC, Sr. Notes
60	9.25%, 11/15/14	60,600
Toys "R" Us
100	7.375%, 10/15/18	78,500
Yankee Acquisition Corp., Series B
157	8.50%, 2/15/15	147,973
195	9.75%, 2/15/17	181,350
		$2,676,273
Steel — 0.1%
RathGibson, Inc.
$10	11.25%, 2/15/14	$10,375
Ryerson, Inc., Sr. Notes
20	12.00%, 11/1/15(5)	20,650
Ryerson, Inc., Sr. Notes, Variable Rate
15	12.574%, 11/1/14(5)	15,375
Steel Dynamics, Inc., Sr. Notes
140	7.375%, 11/1/12(5)	140,700
		$187,100
Surface Transport — 0.1%
CEVA Group PLC
$120	10.00%, 9/1/14(5)	$125,550
		$125,550
Telecommunications — 0.6%
Digicel Group, Ltd., Sr. Notes
$40	9.25%, 9/1/12(5)	$41,200
Intelsat Bermuda, Ltd.
120	9.25%, 6/15/16	125,100
Intelsat Ltd., Sr. Notes
85	5.25%, 11/1/08	84,256

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Level 3 Financing, Inc. Sr. Notes
$100	9.25%, 11/1/14	$94,750
165	8.75%, 2/15/17	151,388
Qwest Capital Funding, Inc.
40	7.00%, 8/3/09	40,300
30	7.90%, 8/15/10	30,900
Qwest Communications International, Inc., Sr. Notes
25	7.50%, 11/1/08	25,000
Windstream Corp.
95	8.125%, 8/1/13	100,938
30	8.625%, 8/1/16	32,250
		$726,082
Utilities — 0.7%
AES Corp., Sr. Notes
$105	8.00%, 10/15/17(5)	$106,444
Dynegy Holdings, Inc., Sr. Notes
20	7.75%, 6/1/19(5)	18,875
Edison Mission Energy, Sr. Notes
65	7.50%, 6/15/13	66,219
75	7.00%, 5/15/17(5)	73,688
Energy Future Holdings, Sr. Notes
245	10.875%, 11/1/17(5)	248,981
NRG Energy, Inc.
50	7.25%, 2/1/14	50,125
165	7.375%, 1/15/17	164,588
NRG Energy, Inc., Sr. Notes
15	7.375%, 2/1/16	15,000
Reliant Energy, Inc. Sr. Notes
10	7.625%, 6/15/14	10,138
34	7.875%, 6/15/17	34,468
Texas Competitive Electric Holdings Co. LLC, Sr. Notes
165	10.25%, 11/1/15(5)	166,650
		$955,176
Total Corporate Bonds & Notes (identified cost $34,323,520)		$33,963,538
Asset-Backed Securities — 1.5%
Principal Amount (000's omitted)	Security	Value
Comstock Funding, Ltd., Series 2006-1A, Class D
$2,000	9.76%, 5/30/20(4)(5)(8)	$1,602,842

Principal Amount (000's omitted)	Security	Value
Sonata Securities S.A., Series 2006-6
$326	8.85%, 12/28/07	$325,904
		$1,928,746
Total Asset-Backed Securities (identified cost $1,765,904)		$1,928,746
Common Stocks — 0.1%
Shares	Security	Value
5,780	Time Warner Cable, Inc., Class A(6)	$165,250
Total Common Stocks (identified cost $299,250)		$165,250
Preferred Stocks — 0.1%
Units	Security	Value
175	Fontainebleau Resorts LLC (PIK)(4)(7)	$167,283
Total Preferred Stocks (identified cost $175,313)		$167,283
Miscellaneous — 0.1%
Shares	Security	Value
290,298	Adelphia Recovery Trust(6)	$25,221
300,000	Adelphia, Inc. Escrow Certificate(6)	50,250
Total Miscellaneous (identified cost $0)		$75,471
Closed-End Investment Companies — 0.5%
Shares	Security	Value
5,877	BlackRock Floating Rate Income Strategies Fund II	$97,617
6,582	BlackRock Floating Rate Income Strategies Fund, Inc.	111,236
11,127	BlackRock Global Floating Rate Income Trust	186,822
1,560	First Trust/Four Corners Senior Floating Rate Income Fund	24,820
794	First Trust/Four Corners Senior Floating Rate Income Fund II	12,791
8,391	ING Prime Rate Trust	55,716
1,511	LMP Corporate Loan Fund, Inc.	18,752
4,401	Nuveen Floating Rate Income Fund	54,396
4,535	Nuveen Floating Rate Income Opportunity Fund	56,506
1,835	Nuveen Senior Income Fund	13,983

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Shares	Security	Value
73	PIMCO Floating Rate Income Fund	$1,266
863	PIMCO Floating Rate Strategy Fund	14,516
156	Pioneer Floating Rate Trust	2,767
1,673	Van Kampen Senior Income Trust	12,162
Total Closed-End Investment Companies (identified cost $624,252)		$663,350
Total Investments — 168.2% (identified cost $223,147,829)		$221,398,179
Less Unfunded Loan Commitments — (2.2)%		$(2,842,263)
Net Investments — 166.0% (identified cost $220,305,566)		$218,555,916
Other Assets, Less Liabilities — (4.2)%		$(5,582,656)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.8)%		$(81,323,125)
Net Assets Applicable to Common Shares — 100.0%		$131,650,135

DIP - Debtor In Possession

PIK - Payment In Kind

EUR - Euro

GBP - British Pound

* In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after October 31, 2007, at which time the interest rate will be determined.

(3)  Unfunded or partially unfunded loan commitments. See Note 1H for description.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $8,309,249 or 6.3% of the Fund's net assets applicable to common shares.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Adjustable rate security. The rate shown is the rate at October 31, 2007.

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of October 31, 2007

Assets
Investments, at value (identified cost, $220,305,566)	$218,555,916
Cash	946,897
Foreign currency, at value (identified cost, $1,510,694)	1,514,069
Receivable for investments sold	7,515,297
Dividends and interest receivable	3,253,806
Interest rate floors, at value	323,289
Prepaid expenses	55,185
Total assets	$232,164,459
Liabilities
Demand note payable	$10,700,000
Payable for investments purchased	7,951,238
Payable to affiliate for investment advisory fee	105,332
Payable to affiliate for Trustees' fees	835
Payable for open forward foreign currency contracts, net	248,440
Accrued expenses	185,354
Total liabilities	$19,191,199
Auction preferred shares (3,250 shares outstanding) at liquidation value plus cumulative unpaid dividends	$81,323,125
Net assets applicable to common shares	$131,650,135
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 7,233,754 shares issued and outstanding	$72,338
Additional paid-in capital	133,912,586
Accumulated net realized loss (computed on the basis of identified cost)	(1,351,838)
Accumulated undistributed net investment income	948,289
Net unrealized depreciation (computed on the basis of identified cost)	(1,931,240)
Net assets applicable to common shares	$131,650,135
Net Asset Value Per Common Share
($131,650,135 ÷ 7,233,754 common shares issued and outstanding)	$18.20

Statement of Operations

For the Six Months Ended
October 31, 2007

Investment Income
Interest	$10,272,430
Dividends	40,310
Interest income allocated from affiliated investment	35,887
Expenses allocated from affliated investment	(3,318)
Total investment income	$10,345,309
Expenses
Investment adviser fee	$815,161
Trustees' fees and expenses	5,117
Legal and accounting services	108,326
Preferred shares remarketing agent fee	102,398
Custodian fee	38,094
Transfer and dividend disbursing agent fees	29,781
Printing and postage	341
Interest expense	42,074
Miscellaneous	47,303
Total expenses	$1,188,595
Deduct — Reduction of custodian fee	$1,495
Reduction of investment adviser fee	214,809
Total expense reductions	$216,304
Net expenses	$972,291
Net investment income	$9,373,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,167,884
Foreign currency and forward foreign currency exchange contract transactions	(2,070,386)
Net realized loss	$(902,502)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(7,402,748)
Interest rate floors	125,490
Foreign currency and forward foreign currency exchange contracts	(130,671)
Net change in unrealized appreciation (depreciation)	$(7,407,929)
Net realized and unrealized loss	$(8,310,431)
Distributions to preferred shareholders
From net investment income	(2,296,905)
Net decrease in net assets from operations	$(1,234,318)

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended October 31, 2007 (Unaudited)	Period Ended April 30, 2007(1)
From operations — Net investment income	$9,373,018	$14,558,171
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(902,502)	(2,261,044)
Net change in unrealized appreciation (depreciation) from investments, interest rate floors and foreign currency and forward foreign currency exchange contracts	(7,407,929)	5,476,689
Distributions to preferred shareholders — From net investment income	(2,296,905)	(3,077,133)
Net increase (decrease) in net assets from operations	$(1,234,318)	$14,696,683
Distributions to common shareholders — From net investment income	$(7,274,678)	$(11,324,204)
Total distributions to common shareholders	$(7,274,678)	$(11,324,204)
Capital share transactions — Proceeds from sale of common shares	$—	$133,700,000 (2)
Reinvestment of distributions to common shareholders	1,153,732	3,195,840
Offering costs and preferred shares underwriting discounts	—	(1,362,920)
Total increase in net assets from capital share transactions	$1,153,732	$135,532,920
Net increase (decrease) in net assets	$(7,355,264)	$138,905,399
Net Assets Applicable to Common Shares
At beginning of period	$139,005,399	$100,000
At end of period	$131,650,135	$139,005,399
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$948,289	$1,146,854

(1)  For the period from the start of business, May 30, 2006, to April 30, 2007.

(2)  Proceeds from sales of shares net of sales load paid of $6,300,000.

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended October 31, 2007 (Unaudited)(1)		Period Ended April 30, 2007(1)(2)
Net asset value — Beginning of period	$19.380		$19.100	(3)
Income (loss) from operations
Net investment income	$1.302		$2.057
Net realized and unrealized gain (loss)	(1.153)		0.449
Distributions to preferred shareholders from net investment income	(0.319)		(0.435)
Total income from operations	$(0.170)		$2.071
Less distributions to common shareholders
From net investment income	$(1.010)		$(1.598)
Total distributions to common shareholders	$(1.010)		$(1.598)
Preferred and Common shares offering costs charged to paid-in capital	$—		$(0.078)
Preferred shares underwriting discounts	$—		$(0.115)
Net asset value — End of period (Common shares)	$18.200		$19.380
Market value — End of period (Common shares)	$17.570		$20.920
Total Investment Return on Net Asset Value(10)	(0.81)%		10.23	%(4)(9)
Total Investment Return on Market Value(10)	(11.29	)%(9)	18.99	%(4)(9)

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended October 31, 2007 (Unaudited)(1)	Period Ended April 30, 2007(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$131,650	$139,005
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses before custodian fee reduction(5)(6)	1.44%	1.40%
Net expenses after custodian fee reduction(5)(6)	1.44%	1.40%
Net investment income(5)(6)	13.87%	11.72%
Portfolio Turnover	38%	68%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):
Net expenses before custodian fee reduction(5)(6)	0.90%	0.88%
Net expenses after custodian fee reduction(5)(6)	0.90%	0.88%
Net investment income(5)(6)	8.64%	7.32%
Senior Securities:
Total preferred shares outstanding	3,250	3,250
Asset coverage per preferred share(7)	$65,530	$67,786
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  For the period from the start of business, May 30, 2006, to April 30, 2007.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.000 offering price.

(4)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  Annualized.

(7)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

(9)  Not annualized.

(10)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

See notes to financial statements

Eaton Vance Credit Opportunities Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Credit Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income. The Fund, as a secondary objective, also seeks capital appreciation. The Fund pursues its objectives primarily by investing opportunistically in various credit-related investments.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund's investments are primarily in interests in senior floating rate loans (Senior Loans). Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior loans are valued in the same manner as Senior Loans. Fair value determinations are made by the portfolio managers of a Fund based on information available to such managers. The portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Fund's Trustees based upon procedures approved by the Trustees.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations which mature in sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price. Financial futures contracts listed on commodity exchanges and options thereon are valued at closing settlement prices. Interest rate swaps and floors are generally valued by the broker-dealer (usually the counterparty to the agreement). Other portfolio securities for which there are no quotations or valuations and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Fund may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of EVM. Cash Management values its investment securities utilizing the amortized cost valuation technique

Eaton Vance Credit Opportunities Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2007, the Fund had a net capital loss of $164,791 attributable to security transactions incurred after October 31, 2006. This net capital loss is treated as arising on the first day of the Fund's taxable year ending April 30, 2008.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of October 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Offering Costs — Costs incurred by the Fund in connection with the offering of its common and preferred shares are recorded as a reduction of additional paid-in capital applicable to common shares.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into

Eaton Vance Credit Opportunities Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

L  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

M  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Interest Rate Floors — The Fund may enter into interest rate floors to enhance return or to hedge against fluctuations in interest rates. Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party agrees to make payments to the extent that interest rates fall below a specified rate or "floor". Upfront payments made by the Fund are amortized over the life of the interest rate floor. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

O  When Issued and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

P  Interim Financial Statements — The interim financial statements relating to October 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued 3,250 shares of Series A Auction Preferred Shares (APS) on August 11, 2006 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set.

Eaton Vance Credit Opportunities Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays an annual fee equivalent to 0.25% of the liquidation value for the remarketing efforts associated with APS auctions.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rate for the APS at October 31, 2007 was 5.10%. For the six months ended October 31, 2007, the Fund paid dividends to APS shareholders amounting to $2,296,905, representing an average APS dividend rate (annualized) for such period of 5.61% and dividend rate ranges of 5.00% to 6.75%.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund's average daily gross assets and is payable monthly. The portion of the advisory fee payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's advisory fee. For the six months ended October 31, 2007, the Fund's advisory fee totaled $818,341 of which $3,180 was allocated from Cash Management and $815,161 was paid or accrued directly by the Fund.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the average daily gross assets of the Fund for the first five full years of its operations, 0.15% of the Fund's average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. Pursuant to this agreement, EVM waived $214,809 of its advisory fee for the six months ended October 31, 2007. EVM also serves as the administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund and of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including principal repayments, aggregated $92,631,467 and $82,343,280, respectively, for the six months ended October 31, 2007.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$220,485,449
Gross unrealized appreciation	$4,080,760
Gross unrealized depreciation	(6,010,293)
Net unrealized appreciation	$(1,929,533)

Eaton Vance Credit Opportunities Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The net unrealized depreciation on interest rate floors, foreign currency and forward foreign currency exchange contracts at October 31, 2007 on a federal income tax basis was $181,590.

7  Common Shares of Beneficial Interest

The Fund may issue shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

	Six Months Ended October 31, 2007	Period Ended April 30, 2007(1)
Sales	—	7,005,000
Issued to shareholders electing to receive payments of distributions in Fund shares	62,095	166,659
Net increase	62,095	7,171,659

(1)  For the period from the start of business, May 30, 2006, to April 30, 2007.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At October 31, 2007, the Fund had a balance outstanding pursuant to this line of credit of $10,700,000. Average borrowings by the Fund and the average interest rate (annualized) for the six months ended October 31, 2007 were $1,590,380 and 5.25%, respectively.

9  Risk Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts, and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
11/30/07	British Pound Sterling 7,457,858	United States Dollar 15,352,374	$(126,803)
11/01/07	Euro 7,937	United States Dollar 11,508	26
11/30/07	Euro 21,718,180	United States Dollar 31,314,357	(120,741)
			$(247,518)

Eaton Vance Credit Opportunities Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Purchases

Settlement Date(s)	In Exchange For	Deliver	Net Unrealized Depreciation
11/30/07	Euro	United States Dollar
	273,625	396,970	$(922)
			$(922)

At October 31, 2007, the Fund held the following interest rate floors whereby the Fund will receive the excess, if any, of the fixed rate over the floating rate on the notional amount.

Interest Rate Floors

Counterparty	Notional Amount (in 000's)	Fund Pay/ Receive Floating Rate	Floating Rate	Annual Fixed Rate	Expiration Date	Market Value	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$10,000	Receive	3-month USD-LIBOR- BBA	4.75%	March 21, 2008	$2,776	$(174)
	10,000	Receive	3-month USD-LIBOR- BBA	4.75	March 21, 2009	53,201	19,553
	10,000	Receive	3-month USD-LIBOR- BBA	4.25	March 21, 2010	61,246	17,995
	10,000	Receive	3-month USD-LIBOR- BBA	4.25	March 21, 2011	98,092	23,471
	10,000	Receive	3-month USD-LIBOR- BBA	4.00	March 21, 2012	107,974	21,751
						$323,289	$82,596

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11  Restricted Securities

At October 31, 2007, the Fund owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Units	Cost	Value
Fontainebleau Resorts Preferred Stock (PIK)	6/04/07	175	$175,313	$167,283
Total Restricted Securities			$175,313	$167,283

12  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Credit Opportunities Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC, Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

Eaton Vance Credit Opportunities Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Credit Opportunities Fund
c/o PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

Number of Shareholders

As of October 31, 2007, our records indicate that there are 8 registered shareholders and approximately 6,632 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange symbol is EOE.

Eaton Vance Credit Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Credit Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Credit Opportunities Fund (the "Fund") and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. Specifically, the Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Fund, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from

Eaton Vance Credit Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

inception (May 2006) through September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the period from inception through September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Credit Opportunities Fund

INVESTMENT MANAGEMENT

Eaton Vance Credit Opportunities Fund

Officers
Payson F. Swaffield
President
Thomas E. Faust Jr.
Vice President and Trustee
Scott H. Page
Vice President
Andrew Sveen
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of Eaton Vance Credit Opportunities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 262-1122

Eaton Vance Credit Opportunities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

2613-12/07  CE-COFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Credit Opportunities Fund

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 11, 2007

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 11, 2007